OTHER CURRENT LIABILITIES (Details) (USD $)	1 Months Ended	12 Months Ended
	Apr. 30, 2012	Dec. 31, 2014	Dec. 31, 2013
Other Liabilities Disclosure [Abstract]
Deferred charter revenue		$ 4,868,000	$ 3,744,000
Prepaid charter income		3,114,000	822,000
Employee taxes		899,000	773,000
Other		211,000	209,000
Other current liabilities		9,092,000	5,548,000
Related Party Transaction [Line Items]
Compensation payable (receivable) for early contract termination of charter	$ 40,000,000	$ 49,200,000